Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Future Minimum Lease Payments Under Lease	Future minimum lease payments under this lease as at December 31, 2017 are payable as follows:

Less than one year	602
Between one and five years	1,897
More than five years	—

Total	2,499